14. RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013 Ruituo	Jun. 30, 2012 Ruituo
Purchases from related party, commercial vehicles			$ 204,956	$ 152,979
Interest expense, related party	$ 196	$ 377	$ 52	$ 279